Investment Securities	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Investments Securities
Investment Securities
The amortized cost and fair value of investment securities are shown in the following tables. Management performs a quarterly evaluation of investment securities for any other-than-temporary impairment. During 2016, 2015 and 2014, there were no investment securities deemed to be other-than-temporarily impaired.

Investment securities at December 31, 2016 and December 31, 2015 were as follows:

(In thousands)	Amortized Cost	Gross Unrealized/Unrecognized Holding Gains	Gross Unrealized/Unrecognized Holding Losses	Estimated Fair Value
2016:
Securities Available-for-Sale
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$270,000	$—	$2,467	$267,533
U.S. Government sponsored entities’ asset-backed securities	991,642	5,372	9,842	987,172
Other equity securities	1,119	2,315	—	3,434
Total	$1,262,761	$7,687	$12,309	$1,258,139
2016:
Securities Held-to-Maturity
Obligations of states and political subdivisions	$188,622	$977	$5,148	$184,451
U.S. Government sponsored entities’ asset-backed securities	71,211	1,097	87	72,221
Total	$259,833	$2,074	$5,235	$256,672

(In thousands)	Amortized Cost	Gross Unrealized/Unrecognized Holding Gains	Gross Unrealized/Unrecognized Holding Losses	Estimated Fair Value
2015:
Securities Available-for-Sale
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$527,605	$—	$5,542	$522,063
U.S. Government sponsored entities’ asset-backed securities	907,989	8,776	5,272	911,493
Other equity securities	1,120	1,590	—	2,710
Total	$1,436,714	$10,366	$10,814	$1,436,266
2015:
Securities Held-to-Maturity
Obligations of states and political subdivisions	$48,190	$734	$—	$48,924
U.S. Government sponsored entities’ asset-backed securities	101,112	1,526	134	102,504
Total	$149,302	$2,260	$134	$151,428

Park’s U.S. Government sponsored entities' asset-backed securities consisted of 15-year mortgage-backed securities and collateralized mortgage obligations (CMOs). At December 31, 2016, the amortized cost of Park’s available-for-sale mortgage-backed securities was $545.1 million and there were no held-to-maturity mortgage-backed securities within Park's investment portfolio. At December 31, 2016, the amortized cost of Park's available-for-sale and held-to-maturity CMOs was $446.5 million and $71.2 million, respectively.

The following table provides detail on investment securities with unrealized losses aggregated by investment category and length of time the individual securities had been in a continuous loss position at December 31, 2016 and December 31, 2015:

	Less than 12 Months		12 Months or Longer		Total
(In thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
2016:
Securities Available-for-Sale
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$247,695	$2,305	$19,838	$162	$267,533	$2,467
U.S. Government sponsored entities' asset-backed securities	612,321	9,473	27,325	369	639,646	9,842
Total	$860,016	$11,778	$47,163	$531	$907,179	$12,309
2016:
Securities Held-to-Maturity
Obligations of states and political subdivisions	$134,909	$5,148	$—	$—	$134,909	$5,148
U.S. Government sponsored entities’ asset-backed securities	—	—	7,564	87	7,564	87
Total	$134,909	$5,148	$7,564	$87	$142,473	$5,235

	Less than 12 Months		12 Months or Longer		Total
(In thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
2015:
Securities Available-for-Sale
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$326,973	$2,117	$195,090	$3,425	$522,063	$5,542
U.S. Government sponsored entities' asset-backed securities	384,169	2,776	114,543	2,496	498,712	5,272
Total	$711,142	$4,893	$309,633	$5,921	$1,020,775	$10,814
2015:
Securities Held-to-Maturity
U.S. Government sponsored entities' asset-backed securities	$5,656	$10	$7,792	$124	$13,448	$134

Management does not believe any individual unrealized loss as of December 31, 2016 or 2015 represented an other-than-temporary impairment. The unrealized losses on debt securities are primarily the result of interest rate changes. These conditions will not prohibit Park from receiving its contractual principal and interest payments on these debt securities. The fair value of these debt securities is expected to recover as payments are received on these securities and they approach maturity. Should the impairment of any of these securities become other-than-temporary, the cost basis of the investment will be reduced and the resulting loss recognized in net income in the period the other-than-temporary impairment is identified.

Other investment securities (as shown on the Consolidated Balance Sheets) consist of stock investments in the FHLB, the FRB and other equities carried at cost. The FHLB and FRB restricted stock investments are carried at their redemption value. Park owned $50.1 million of FHLB stock and $8.2 million of FRB stock at both December 31, 2016 and December 31, 2015. Park owned $3.5 million of other equities carried at cost at December 31, 2016 and carried no other equities held at cost at December 31, 2015.

The amortized cost and estimated fair value of investments in debt securities at December 31, 2016, are shown in the following table by contractual maturity, except for asset-backed securities, which are shown as a single total, due to the unpredictability of the timing in principal repayments.

(In thousands)	Amortized Cost	Estimated Fair Value	Tax Equivalent Yield (1)
Securities Available-for-Sale
U.S. Treasury and other U.S. Government sponsored entities’ notes:
Due within one year	$25,000	$24,933	0.87%
Due one through five years	245,000	242,600	1.22%
Total	$270,000	$267,533	1.18%

U.S. Government sponsored entities’ asset-backed securities	$991,642	$987,172	2.10%

Securities Held-to-Maturity
Obligations of states and political subdivisions
Due greater than ten years	$188,622	$184,451	4.50%
Total	$188,622	$184,451	4.50%

U.S. Government sponsored entities’ asset-backed securities	$71,211	$72,221	3.31%

 (1) The tax equivalent yield for obligations of states and political subdivisions includes the effects of a taxable equivalent adjustment using a 35% rate. The taxable equivalent adjustment was $1.4 million for the year ended December 31, 2016.

All of Park’s securities shown in the above table as U.S. Treasury and other U.S. Government sponsored entities' notes are callable notes. These callable securities have a final maturity of 0.9 years to 3.5 years. The remaining weighted average life of the investment portfolio is 4.4 years.

At December 31, 2016, investment securities with an amortized cost of $343 million were pledged for government and trust department deposits, $569 million were pledged to secure repurchase agreements and $25 million were pledged as collateral for FHLB advance borrowings. At December 31, 2015, investment securities with an amortized cost of $429 million were pledged for government and trust department deposits, $622 million were pledged to secure repurchase agreements and $21 million were pledged as collateral for FHLB advance borrowings.

At December 31, 2016, there were no holdings of securities of any one issuer, other than the U.S. Government and its agencies, in an amount greater than 10% of shareholders’ equity.

During 2015, Park sold certain HTM investment securities with a book value of $3.1 million at a gain of $88,000. These securities had been paid down to 97.8% of the principal outstanding at acquisition. During 2014, Park sold certain AFS investment securities with a book value of $187,000 at a gain of $22,000. Additionally, Park sold certain AFS investment securities with a book value of $174.1 million at a loss of $1.2 million. No securities were sold during 2016.